Average Annual Total Returns - Institutional Shares - Janus Henderson Global Research Portfolio	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Since Inception	Institutional Shares Inception Date	MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) 1 Year	MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) 5 Years	MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) 10 Years	MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) Since Inception	MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) 1 Year	MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) 5 Years	MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) 10 Years	MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) Since Inception
Total	20.06%	13.35%	10.08%	8.92%	Sep. 13, 1993	15.90%	12.19%	9.87%	7.54%	16.25%	12.26%	9.13%